Long-term debt, Terms and Repayment Schedule (Details)		1 Months Ended		12 Months Ended
		Feb. 28, 2023	Dec. 31, 2019	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 MXN ($)	Oct. 31, 2023 MXN ($)	Aug. 24, 2023 USD ($)	Jun. 26, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Oct. 10, 2022 USD ($)	Oct. 18, 2018 USD ($)
Terms and repayment schedule [Abstract]
Accrued interest payable				$ 108,029,151	$ 71,398,277
Total loans				6,682,672,814	5,563,175,004
Current installments				2,039,355,678	3,795,787,027
Long-term debt, excluding current installments				4,643,317,136	1,767,387,977
Guarantee deposits				$ 14,769,966
Banco Nacional de Comercio Exterior S.N.C. Institucion de Banca de Desarrollo ("Bancomext") [Member]
Terms and repayment schedule [Abstract]
Credit line											$ 100,000,000	$ 75,000,000
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member]
Terms and repayment schedule [Abstract]
Credit line									$ 10,000,000
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate				4.0116%		4.0116%
Bancomext [Member]
Terms and repayment schedule [Abstract]
Maturity				36-month
Credit line						$ 31,480,000
Loan amount payable period				18 months
Exitus Capital S.A.P.I de C. V. ENR ("Exitus Capital") [Member]
Terms and repayment schedule [Abstract]
Credit line						30,000,000
Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Total loans										$ 972,300
Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Total loans				$ 18,391,571		1,088,677
Credit line				$ 200,000,000		2,500,000
Finamo [Member]
Terms and repayment schedule [Abstract]
Sale and lease back agreement							$ 60,000,000	$ 60,000,000
Termination period		48 months
Santander International [Member]
Terms and repayment schedule [Abstract]
Credit line						1,500,000
Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Termination period			36 months
Syndicated Secured Mortgage Loan [Member]
Terms and repayment schedule [Abstract]
Maturity				February 5, 2033
Credit line						$ 160,000,000			$ 45,000,000
Fideicomiso Murano [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions				$ (46,187,476)	(36,375,839)
Total loans				$ 3,890,568,181	3,679,169,487
Fideicomiso Murano [Member] | Banco Nacional de Comercio Exterior S.N.C. Institucion de Banca de Desarrollo ("Bancomext") [Member]
Terms and repayment schedule [Abstract]
Currency	[1]			USD
Maturity	[1]			2033
Borrowings gross	[1]			$ 1,013,610,000	$ 1,161,690,000
Fideicomiso Murano [Member] | Banco Nacional de Comercio Exterior S.N.C. Institucion de Banca de Desarrollo ("Bancomext") [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[1]			4.0116%	4.0116%	4.0116%
Fideicomiso Murano [Member] | Ciaxabank, S.A. Institucion de Banca Multiple ("Caixabank") [Member]
Terms and repayment schedule [Abstract]
Currency	[1]			USD
Maturity	[1]			2033
Borrowings gross	[1]			$ 1,013,610,000	$ 1,161,690,000
Fideicomiso Murano [Member] | Ciaxabank, S.A. Institucion de Banca Multiple ("Caixabank") [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[1]			4.0116%	4.0116%	4.0116%
Fideicomiso Murano [Member] | Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member]
Terms and repayment schedule [Abstract]
Currency	[1]			USD
Maturity	[1]			2033
Borrowings gross	[1]			$ 844,675,000	$ 774,460,000
Fideicomiso Murano [Member] | Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[1]			4.0116%	4.0116%	4.0116%
Fideicomiso Murano [Member] | Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member]
Terms and repayment schedule [Abstract]
Currency	[1]			USD
Maturity	[1]			2033
Borrowings gross	[1]			$ 1,010,419,654	$ 580,845,000
Fideicomiso Murano [Member] | Nacional Financiera, Sociedad Nacional de Credito, Institucion de Banca de Desarrollo [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[1]			4.0116%	4.0116%	4.0116%
Fideicomiso Murano [Member] | Bancomext [Member]
Terms and repayment schedule [Abstract]
Currency	[1]			MXN
Borrowings gross	[1],[2]			$ 54,441,003	$ 36,860,326
Fideicomiso Murano [Member] | Bancomext [Member] | TIIE [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[2]			2.75%	2.75%	2.75%
Borrowings tenor	[2]			91 days	91 days
Inmobiliaria Insurgentes [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions				$ (18,383,126)	$ (10,899,869)
Total loans				$ 1,669,094,131	1,418,480,159
Inmobiliaria Insurgentes [Member] | Bancomext [Member]
Terms and repayment schedule [Abstract]
Currency	[3]			USD
Maturity	[3]			2037
Borrowings gross	[3]			$ 1,687,477,257	$ 1,429,380,028
Inmobiliaria Insurgentes [Member] | Bancomext [Member] | SOFR [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[3]			3.50%	3.50%	3.50%
Inmobiliaria Insurgentes [Member] | Syndicated Secured Mortgage Loan [Member]
Terms and repayment schedule [Abstract]
Total loans													$ 7,500,000	$ 49,753,000
Credit line											$ 100,000,000	$ 25,000,000
Murano World [Member]
Terms and repayment schedule [Abstract]
Cost to obtain loans and commissions				$ (11,658,806)	$ 0
Total loans				$ 1,002,593,581	$ 363,996,183
Murano World [Member] | Exitus Capital S.A.P.I de C. V. ENR ("Exitus Capital") [Member]
Terms and repayment schedule [Abstract]
Currency	[4]			USD
Nominal interest rate	[4]			15.00%	15.00%	15.00%
Maturity	[4]			2025
Borrowings gross	[4]			$ 253,402,500	$ 290,422,500
Murano World [Member] | Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Currency	[5]			USD
Nominal interest rate	[5]			15.00%		15.00%
Maturity	[5]			2025
Borrowings gross	[5]			$ 14,862,566	0
Murano World [Member] | Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Currency	[6]			USD
Nominal interest rate	[6]			15.00%		15.00%
Maturity	[6]			2025
Borrowings gross	[6]			$ 18,391,571	$ 0
Murano World [Member] | Exitus Capital [Member] | TIIE [Member]
Terms and repayment schedule [Abstract]
Currency	[7]			MXN
Nominal interest rate	[7]			12.55%	12.55%	12.55%
Borrowings tenor	[7]			28 days	28 days
Maturity	[7]			2024
Borrowings gross	[7]			$ 0	$ 73,573,683
Murano World [Member] | Finamo [Member]
Terms and repayment schedule [Abstract]
Currency	[8]			MXN
Nominal interest rate	[8]			15.76%		15.76%
Maturity	[8]			2027
Borrowings gross	[8]			$ 364,390,142	0
Murano World [Member] | ALG [Member]
Terms and repayment schedule [Abstract]
Currency	[9]			USD
Nominal interest rate	[9]			10.00%		10.00%
Maturity	[9]			2030
Borrowings gross	[9]			$ 337,870,000	0
Murano World [Member] | Santander International [Member]
Terms and repayment schedule [Abstract]
Currency	[10]			USD
Maturity	[10]			2025
Borrowings gross	[10]			$ 25,335,608	0
Murano World [Member] | Santander International [Member] | Best rate [Member]
Terms and repayment schedule [Abstract]
Nominal interest rate	[10]			0.80%		0.80%
Edificaciones BVG [Member]
Terms and repayment schedule [Abstract]
Total loans				$ 12,387,770	30,130,898
Edificaciones BVG [Member] | Exitus Capital [Member]
Terms and repayment schedule [Abstract]
Total loans	[11]			$ 12,387,770	$ 30,130,898

[1]	Syndicated secured mortgage loan for up to U.S.$160,000,000. Operadora GIC I is jointly liable for this loan as well as Murano World. On July 11, 2022 NAFIN joined to the loan under the same terms as the other lenders, granting U.S.$34,811,150 to Fideicomiso 2000. On August 24, 2023 the Group restructured the related syndicated loan to increase the credit line by U.S.$45,000,000, NAFIN is funding U.S.$35,000,000 and Sabadell is funding the other U.S.$10,000,000 to Fideicomiso Murano 2000.
[2]	Secured loan under a credit line up to U.S. $31,480,000 to finance VAT receivable with a 36-month maturity or early on collection of such VAT receivables from Mexican Authorities, with unpaid balances, if any, after 36 months payable in 18 months. On December 18, 2023 the Company and the lender extended the maturity period of this loan to December 2024.
[3]	On October 18, 2018, Inmobiliaria Insurgentes 421 obtained a U.S.$49,753,000 unsecured loan. This loan was renegotiated to U.S.$7,500,000 on October 10, 2022, with this loan, the Group repaid fully the first loan, including interest. This loan is secured by the Insurgentes Complex with OHI421 and OHI421 Premium jointly liable. In May 2023, the Group restructured this loan with an increase of U.S.$25,000,000 giving a total credit line of U.S.$100,000,000.
[4]	Syndicated secured mortgage loan for U.S.$30,000,000 with the major shareholders as joint obligors.
[5]	Loan agreement for U.S.$972,300 signed on June 26, 2023.
[6]	Loan agreement for U.S.$2,500,000 with the major shareholders as joint obligors. As of December 31, 2023, the total amount drawn is $18,391,571 (U.S. $1,088,677).
[7]	Syndicated secured mortgage loan for $200,000,000 with the major shareholders as joint obligors. On August 24 and September 14, 2023, the Group paid the outstanding balances of this loan.
[8]	Sale and lease back agreement signed with Fínamo signed on February 2023 with a 48-month termination period. The Group signed a new sale and lease back agreement for $60,000,000 in October and November 2023.
[9]	Loan to purchase and development of the beach club, which guarantees this loan in second place and at first the syndicated loan described in number (1) above.
[10]	Revolving loan with “Best rate” interest for preferred clients.
[11]	Sale and lease back agreement signed with Exitus Capital in December 2019 with a 36-month termination period.